UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237
                                  ---------------------------------------

                              Unified Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         431 North Pennsylvania Street, Indianapolis, IN 46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
----------------
Unified Fund Services, Inc.
-----------------------------
431 North Pennsylvania Street
-----------------------------
Indianapolis, IN 46204
-----------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   --------------------

Date of fiscal year end:   12/31
                        ------------------

Date of reporting period:  03/31/05
                         ----------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 71.04%                                               SHARES               VALUE
                                                                   -----------         ------------

BIOLOGICAL PRODUCTS - 27.12%
Genzyme Corp. (a)                                                      16,500          $   944,460
Gilead Sciences, Inc, (a)                                              16,170              578,886
                                                                                       ------------
                                                                                         1,523,346
                                                                                       ------------

COMPUTER STORAGE DEVICES - 3.46%
Sandisk Corp. (a)                                                       7,000              194,600
                                                                                       ------------

RADIO, TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 18.27%
QUALCOMM, Inc.                                                         28,000            1,026,200
                                                                                       ------------

SEMICONDUCTORS & RELATED DEVICES - 18.01%
Analog Devices, Inc.                                                   28,000            1,011,920
                                                                                       ------------

SERVICES - PREPACKAGED SOFTWARE - 4.18%
Symantec Corp. (a)                                                     11,000              234,630
                                                                                       ------------

TOTAL COMMON STOCKS (COST $1,438,967)                                                    3,990,696
                                                                                       ------------

                                                                   PRINCIPAL
CONVERTIBLE CORPORATE BONDS - 28.98%                                 AMOUNT
                                                                   -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 7.24%
International Game Technology, 0.000%, 1/29/33                     $  450,000              290,812
Shuffle Master, Inc., 1.250%, 4/15/24                                 100,000              115,875
                                                                                       ------------
                                                                                           406,687
                                                                                       ------------

PHARMACEUTICAL PREPARATIONS - 9.43%
Celgene Corp., 1.750%, 6/1/08                                         140,000              210,000
Medicis Pharmaceutical Corp., 2.500%, 6/4/32                          150,000              172,688
TEVA Pharmaceutical Industries, Ltd., 0.375%, 11/15/22                100,000              147,000
                                                                                       ------------
                                                                                           529,688
                                                                                       ------------

RETAIL - RADIO, TV & CONSUMER ELECTRONICS STORES - 2.05%
Guitar Center Inc., 4.000%, 7/13/06                                    70,000              115,238
                                                                                       ------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 7.65%
Gtech Holdings Corp., 1.750%, 12/15/2021                              250,000              430,000
                                                                                       ------------

TELEPHONE & TELEGRAPH APPARATUS - 2.61%
Comverse Technology, Inc., 0.00%, 5/15/23                             100,000              146,500
                                                                                       ------------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $1,465,336)                                      1,628,113
                                                                                       ------------

                                                                     SHARES
                                                                   -----------
MONEY MARKET SECURITIES - 0.16%
Huntington Money Market Fund - Investment Shares, 1.590%, (b)           8,812                8,812
                                                                                       ------------

TOTAL MONEY MARKET SECURITIES (COST $8,812)                                                  8,812
                                                                                       ------------

TOTAL INVESTMENTS (COST $2,913,115) - 100.18%                                          $  5,627,621
                                                                                       ------------

 LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%                                           (10,161)
                                                                                       ------------

TOTAL NET ASSETS - 100.00%                                                             $  5,617,460
                                                                                       ============

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the rate at March 31, 2005

TAX RELATED
Unrealized appreciation                                                                $ 2,743,562
Unrealized depreciation                                                                    (29,056)
                                                                                       ------------
Net unrealized appreciation                                                            $ 2,714,506
                                                                                       ============

Aggregate cost of securities for income tax purposes                                   $ 2,913,115
                                                                                       ------------

ACM CONVERTIBLE SECURITIES FUND
RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


COMMON STOCKS - 99.55%                                                       SHARES              VALUE
                                                                            ----------       ---------------

ACCIDENT & HEALTH INSURANCE - 3.12%
AFLAC, Inc.                                                                    20,975         $     781,528
                                                                                             ---------------

CONSTRUCTION, MINING & Materials Handling
           Machinery & Equipment - 3.37%
Dover Corp.                                                                    22,300               842,717
                                                                                             ---------------

CREDIT & OTHER FINANCE - 3.35%
Allied Capital Corp.                                                           32,100               837,810
                                                                                             ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 3.37%
General Electric Co.                                                           23,400               843,804
                                                                                             ---------------

FIRE, MARINE & CASUALTY INSURANCE - 2.81%
American International Group                                                   12,700               703,707
                                                                                             ---------------

FOOD AND KINDRED PRODUCTS - 3.07%
Sara Lee Corp.                                                                 34,700               768,952
                                                                                             ---------------

HOUSEHOLD FURNITURE - 3.27%
Leggett & Platt, Inc.                                                          28,300               817,304
                                                                                             ---------------

INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 3.21%
Roper Industries, Inc.                                                         12,275               804,013
                                                                                             ---------------

LABORATORY ANALYTICAL INSTRUMENTS - 3.23%
Beckman Coulter, Inc.                                                          12,175               809,029
                                                                                             ---------------

MALT BEVERAGES - 3.14%
Anheuser-Busch Co.                                                             16,600               786,674
                                                                                             ---------------

MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 3.14%
Masco Corp.                                                                    22,700               787,009
                                                                                             ---------------

MOTORCYCLES, BICYCLES & PARTS - 3.14%
Harley-Davidson, Inc.                                                          13,600               785,536
                                                                                             ---------------

NATIONAL COMMERCIAL BANKS - 12.66%
Bank of America Corp.                                                          18,050               796,005
Citigroup, Inc.                                                                17,400               781,956
MBNA Corp.                                                                     31,675               777,621
U.S. Bancorp                                                                   28,200               812,724
                                                                                             ---------------
                                                                                                  3,168,306
                                                                                             ---------------

PETROLEUM REFINING - 6.64%
ChevronTexaco Corp.                                                            14,450               842,580
Exxon Mobil Corp.                                                              13,750               819,500
                                                                                             ---------------
                                                                                                  1,662,080
                                                                                             ---------------

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 99.55% - CONTINUED                                           SHARES              VALUE
                                                                            ----------       ---------------

PHARMACEUTICAL PREPARATIONS - 10.31%
Abbott Laboratories, Inc.                                                      18,550         $     864,801
Johnson & Johnson                                                              12,025               807,599
Pfizer, Inc.                                                                   34,600               908,942
                                                                                             ---------------
                                                                                                  2,581,342
                                                                                             ---------------

PUBLIC BLDG & RELATED FURNITURE - 3.21%
Johnson Controls, Inc.                                                         14,400               802,944
                                                                                             ---------------

REAL ESTATE INVESTMENT TRUSTS - 2.81%
Cousins Properties, Inc.                                                       27,225               704,311
                                                                                             ---------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.41%
Pier 1 Imports, Inc.                                                           46,850               854,075
                                                                                             ---------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.15%
Home Depot, Inc.                                                               20,600               787,744
                                                                                             ---------------

RETAIL - VARIETY STORES - 6.10%
Family Dollar Stores, Inc.                                                     26,025               790,119
Walmart Stores, Inc.                                                           14,700               736,617
                                                                                             ---------------
                                                                                                  1,526,736
                                                                                             ---------------

SHIP, BOAT BUILDING & REPAIRING - 3.40%
General Dynamics Corp.                                                          7,950               851,047
                                                                                             ---------------

STATE COMMERCIAL BANKS - 3.16%
Fifth Third Bancorp                                                            18,400               790,832
                                                                                             ---------------

SURETY INSURANCE - 3.29%
AMBAC Financial Group, Inc.                                                    11,000               822,250
                                                                                             ---------------

TELEPHONE COMMUNICATIONS - 3.19%
Alltel Corp.                                                                   14,575               799,439
                                                                                             ---------------

TOTAL COMMON STOCKS (COST $24,085,992)                                                           24,919,189
                                                                                             ---------------

MONEY MARKET SECURITIES - 1.63%
Huntington Money Market Fund - Investment Shares, 1.59%, (a)                  407,052               407,052
                                                                                             ---------------

TOTAL MONEY MARKET SECURITIES (COST $407,052)                                                       407,052
                                                                                             ---------------

TOTAL INVESTMENTS (Cost $24,493,044) - 101.18%                                                $  25,326,241
                                                                                             ---------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.18)%                                           (295,177)
                                                                                             ---------------

TOTAL NET ASSETS - 100.00%                                                                    $  25,031,064
                                                                                             ===============

(a)  Variable rate security;  the coupon rate shown represents the rate at March
     31, 2005.


TAX RELATED
Unrealized appreciation                                                                       $   1,562,605
Unrealized depreciation                                                                            (729,408)
                                                                                             ---------------
Net unrealized appreciation                                                                   $     833,197
                                                                                             ===============

Aggregate cost of securities for income tax purposes                                          $  24,493,044
                                                                                             ---------------

CRAWFORD DIVIDEND GROWTH FUND
RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing  Price.  When  market  quotations  are not readily  available,  when the
Advisor  determines  that the  market  quotation  or the price  provided  by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor , in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


COMMON STOCKS - 53.79%                                                       SHARES               VALUE
                                                                           ------------      ----------------

COMPUTERS & OFFICE EQUIPMENT - 3.44%
Hewlett-Packard Co.                                                             20,000        $      438,800
                                                                                             ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 3.11%
General Electric Co.                                                            11,000               396,660
                                                                                             ----------------

MALT BEVERAGES - 5.20%
Anheuser-Busch Companies, Inc.                                                  14,000               663,460
                                                                                             ----------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 3.64%
Ford Motor Co.                                                                  41,000               464,530
                                                                                             ----------------

PAPER MILLS - 2.58%
Kimberly-Clark Corp.                                                             5,000               328,650
                                                                                             ----------------

PETROLEUM REFINING - 8.74%
BP Plc. (b)                                                                      6,000               374,400
Royal Dutch Petroleum Co. (b)                                                    6,000               360,240
ChevronTexaco Corp.                                                              6,500               379,015
                                                                                             ----------------
                                                                                                   1,113,655
                                                                                             ----------------

Pharmaceutical Preparations - 11.40%
Bristol-Myers Squibb Co.                                                        15,500               394,630
Eli Lilly & Co.                                                                  7,500               390,750
Merck & Co., Inc.                                                               12,500               404,625
Pfizer, Inc.                                                                    10,000               262,700
                                                                                             ----------------
                                                                                                   1,452,705
                                                                                             ----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 3.10%
Washington Mutual, Inc.                                                         10,000               395,000
                                                                                             ----------------

SEMICONDUCTORS & RELATED DEVICES - 5.01%
Intel Corp.                                                                     16,500               383,295
Texas Instruments, Inc.                                                         10,000               254,900
                                                                                             ----------------
                                                                                                     638,195
                                                                                             ----------------

SERVICES - PREPACKAGED SOFTWARE - 2.46%
Microsoft Corp.                                                                 13,000               314,210
                                                                                             ----------------

TELEPHONE COMMUNICATIONS - 5.11%
SBC Communications, Inc.                                                        14,000               331,660
Verizon Communications, Inc.                                                     9,000               319,500
                                                                                             ----------------
                                                                                                     651,160
                                                                                             ----------------

TOTAL COMMON STOCKS (COST $6,850,678)                                                              6,857,025
                                                                                             ----------------


MORTGAGE-BACKED SECURITIES - 4.91%
Federal National Mortgage Association                                           11,500               626,175
                                                                                             ----------------

TOTAL MORTGAGE-BACKED SECURITIES (COST $706,025)                                                     626,175
                                                                                             ----------------


GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)                                                  PRINCIPAL
                                                                             AMOUNT               VALUE
                                                                           ------------      ----------------
U.S. TREASURY & AGENCY OBLIGATIONS - 31.37%
Federal Home Loan Discount Note, 4/08/2005                                 $ 4,000,000        $    3,998,116
                                                                                             ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $3,998,116)                                         3,998,116
                                                                                             ----------------

MONEY MARKET SECURITIES - 9.85%                                              SHARES
                                                                           ------------
Huntington Money Market Fund - Investment Shares, 1.59%, (c)                 1,255,878             1,255,878
                                                                                             ----------------


TOTAL MONEY MARKET SECURITIES (COST $1,255,878)                                                    1,255,878
                                                                                             ----------------

TOTAL INVESTMENTS (COST $12,810,697) -99.92%                                                  $   12,737,194
                                                                                             ----------------

OTHER ASSETS LESS LIABILITIES - 0.08%                                                                  9,806
                                                                                             ----------------

TOTAL NET ASSETS - 100.00%                                                                    $   12,747,000
                                                                                             ================

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.



                                  TAX RELATED
                                  Unrealized appreciation                                     $      239,143
                                  Unrealized depreciation                                           (312,646)
                                                                                             ----------------
                                  Net unrealized depreciation                                 $      (73,503)
                                                                                             ================
                                  Aggregate cost of securities for income tax purposes        $   12,810,697
                                                                                             ================

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                               FORM N-Q SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust
By  /s/ Anthony J. Ghoston
  ---------------------------------------
         Anthony J. Ghoston, President

Date  5/11/05
    --------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Anthony J. Ghoston
  ------------------------------------------------------
         Anthony J. Ghoston, President

Date  5/11/05
    --------------------------------------------


By  /s/ Thamas Napurano
  ------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date  5/11/05
    --------------------------------------------